Putnam Investments
                                               One Post Office Square
                                               Boston, MA  02109
                                               February 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Diversified Income Trust (Reg. No. 33-23623) (811-5635)
    Post-Effective Amendment No. 16 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 29, 2004.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 18939.

                                          Very truly yours,

                                          Putnam Diversified Income Trust

                                              /s/ Gordon H. Silver
                                          By: ---------------------------
                                              Gordon H. Silver
                                              Vice President

cc: Brian McCabe, Esq.